Recurring Fair Value Measurements	9 Months Ended	10 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Recurring Fair Value Measurements

Note 8 - Recurring Fair Value Measurements

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at September 30, 2022 and December 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	September 30,	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
	2022	(Level 1)	(Level 2)	(Level 3)
Assets:
Money Market Funds held in Trust Account	$130,165,886	$130,165,886	—	—

Liabilities:
Public Warrants: Liabilities	1,138,500	1,138,500	—	—
Private Placement Warrants: Liabilities	555,797	—	—	555,797
	$1,694,297	$1,138,500	$—	$555,797

	December 31,	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
	2021	(Level 1)	(Level 2)	(Level 3)
Assets:
Money Market Funds held in Trust Account	$128,400,078	$128,400,078	—	—

Liabilities:
Public Warrants: Liabilities	$5,313,000	$5,313,000	$—	$—
Private Placement Warrants: Liabilities	2,566,959	—	—	2,566,959
	$7,879,959	$5,313,000	$—	$2,566,959

The Warrants are accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on the balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the statements of operations.

The Company established the initial fair value of the Public Warrants on August 30, 2021 using a Modified Black Scholes simulation model, and as of September 30, 2022 and December 31, 2021 by using the associated trading price of the Public Warrants.  The Company established the initial fair value of the Private Placement Warrants on August 30, 2021 and on September 30, 2022 and December 31, 2021 by using a modified Black Scholes calculation. The Warrants were classified as Level 3 at the initial measurement date due to the use of unobservable inputs. The Public Warrants were subsequently classified as Level 1 as the subsequent valuation was based upon the trading price of the Public Warrants.

The following table presents the changes to Level 3 labilities for the year ended September 30, 2022 and December 31, 2021:

Fair Value at January 1, 2021	$—
Initial fair value of public and private warrants	15,085,335
Transfer of public warrants to Level 1	(10,141,998)
Change in fair value	(2,376,378)
Fair Value at December 31, 2021	2,566,959
Change in fair value	(1,417,244)
Fair Value at March 31, 2022	1,149,715
Change in fair value	(692,454)
Fair Value at June 30, 2022	457,261
Change in fair value	98,536
Fair Value at September 30, 2022	$555,797

The key inputs into the Modified Black Scholes simulation, which is considered to be a Level 3 fair value measurement, as of August 30, 2021, December 31. 2021 and September 30, 2022 were as follows:

	(Initial Measurement) August 30, 2021	December 31, 2021	September 30, 2022
Risk-free interest rate	0.97%	1.31%	4.04%
Expected term remaining (years)	5.91	5.49	5.34
Expected volatility	17.00%	7.70%	9.10%
Stock price	$9.197	$9.98	$10.14

The probability of a business combination was 90%, 90% and 30% at August 30, 2021, December 31, 2021 and September 30, 2022, respectively.

Derivative liability-conversion feature

The Company utilizes a Monte Carlo model to estimate the fair value of the conversion feature within the working capital loans which is required to be recorded at its initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the conversion feature are recognized as non-cash gains or losses in the condensed consolidated statements of operations.

The key assumptions in the model relate to expected share-price volatility, risk-free interest rate, exercise price, expected term and the probability of occurrence of the transaction. The expected volatility was based on the average volatility of SPACs that are searching for an acquisition target. The risk-free interest rate is based on interpolation of U.S. Treasury yields with a term commensurate with the term of the warrants. The Company anticipates the dividend yield to be zero. The expected term of the warrants is assumed to be the estimated date of a Business Combination.

The estimated fair value of the conversion feature related to the working capital loans as of issuance and for the period ended September 30, 2022 are zero.

The following are the primary assumptions used for the valuation of the conversion feature within the working capital loans:

	March 1,	March 23,
Warrant Valuation Terms	2022	2022
Risk-free interest rate	1.58%	2.34%
Term	5.40	5.34
Expected volatility	5.90%	2.80%
Stock Price	$10.01	$10.02

Compound Option Terms
Strike price-debt conversion	$1.00	$1.00
Strike–price - warrants	$11.50	$11.50
Term - debt conversion	0.40	0.34
Term - warrant conversion	5.40	5.34

Probability of transaction	80%	80%

Probability of transaction - Target Date 5/30/2022	40%	40%

Probability of transaction - Target Date 8/30/2022	60%	60%

September 30,
Warrant Valuation Terms	2022
Risk-free interest rate	4.06%
Term	5.34
Expected volatility	9.10%
Stock Price	$10.14

Compound Option Terms
Strike price-debt conversion	$1.00
Strike–price - warrants	$11.50
Term - debt conversion	0.34
Term - warrant conversion	5.34

Probability of transaction - Target Date 11/30/2022	30%

Probability of transaction - Target Date 2/28/2023	70%

The following table presents the changes in the fair value of the Level 3 conversion option:

Working
Capital
Loans- Conversion Feature
Fair value at issuance dates of March 1, 2022 and March 23, 2022	$—
Change in valuation inputs or other assumptions	1,098
Fair value as of June 30, 2022	1,098
Change in valuation inputs or other assumptions	(1,098)
Fair value as of September 30, 2022	$ ---

There were no transfers in or out of Level 3 from other levels in the fair value hierarchy during the period ended September 30, 2022 for the derivative liability - conversion feature.

Note 8 — Recurring Fair Value Measurements

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	December 31,	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
	2021	(Level 1)	(Level 2)	(Level 3)

Assets:
Money Market Funds held in Trust Account	$128,400,078	$128,400,078	—	—
	$128,400,078	$128,400,078	$—	$—
Liabilities:
Public Warrants: Liabilities	$5,313,000	$5,313,000	$—	$—
Private Placement Warrants: Liabilities	2,566,959	—	—	2,566,959
	$7,879,959	$5,313,000	$—	$2,566,959

The Warrants are accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on the balance sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the statement of operations.

The Company established the initial fair value of the Public Warrants on August 30, 2021 using a Modified Black Scholes simulation model, and as of December 31, 2021 by using the associated trading price of the Public Warrants.  The Company established the initial fair value of the Private Placement Warrants on August 30, 2021 and on December 31, 2021 by using a modified Black Scholes calculation. The Warrants were classified as Level 3 at the initial measurement date due to the use of unobservable inputs. The Public Warrants were subsequently classified as Level 1 as the subsequent valuation was based upon the trading price of the Public Warrants.

The following table presents the changes Level 3 labilities for the year ended December 31, 2021:

Fair Value at January 1, 2021	$—
Initial fair value of public and private warrants	15,085,335
Transfer of public warrants to Level 1	(10,141,998)
Change in fair value	(2,376,378)

Fair Value at December 31, 2021	$2,566,959

The key inputs into the Modified Black Scholes simulation as of August 30, 2021 and December 31, 2021 were as follows:

	(Initial Measurement) August 30, 2021	December 31, 2021
Risk-free interest rate	0.97%	1.31%
Expected term remaining (years)	5.91	5.49
Expected volatility	17.0%	7.7%
Stock price	$9.197	$9.98

The probability of a business combination was 90% at August 30, 2021 and December 31, 2021